NT-NSAR

UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 12B-25


SEC File Number 811-03416



NOTIFICATION OF LATE FILING

(Check one):  [   ] Form 10-K  [   ] Form 20-
F  [   ] Form 11-K  [   ] Form 10-Q
[   ] Form 10-D  [X] Form N-SAR  [   ] Form N-
CSR


For Period Ended:  November 30, 2012



PART I -- REGISTRANT INFORMATION

DWS Strategic Municipal Income Trust
345 Park Avenue
New York, NY 10154

PART II -- RULES 12b-25(b)  AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-
25(b), the following should be
completed.  (Check box if appropriate.)

[X]      (a) The reason described in reasonable
detail in Part III of this form could not be eliminated without unreasonable effort or expense;

       (b) The subject Form N-SAR will be filed
on or before the fifteenth
 [X]      calendar day following the prescribed
due date; and

[X]      (c) The accountant's statement or other
exhibit required by Rule 12b-25(c) has      been
attached if applicable.


PART III -- NARRATIVE

State below in reasonable detail why Forms 10-
K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or
the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The Registrant's report on Form N-SAR for the year ending November 30, 2012 could not be filed by its due date due to additional time needed to complete the audit of the Registrant's financial statements and the issuance of the related report on internal control over financial reporting from the Registrant's independent registered public accounting firm. The additional time needed related to the valuation of certain securities in the Registrant's portfolio. Such delay could not have been eliminated by the Registrant without unreasonable effort or expense.


PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

Paul Schubert
(617) 295-2663

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities
Exchange Act of 1934 or Section 30 of the
Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

Yes.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

No.

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

(Not applicable.)

DWS Strategic Municipal Income Trust has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2013

By:  /s/ Paul Schubert
Paul Schubert
Chief Financial Officer and Treasurer